Fair Value Measurement - Level 3 Inputs (Details) ¥ in Thousands		12 Months Ended
	Apr. 17, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Quantitative information about Level 3 fair value measurements
Impairment recognized		¥ 0	¥ 0	¥ 0
Realized gain on exercise of put option	¥ 633
Annualized interest
Quantitative information about Level 3 fair value measurements
Put option			7.5
Level 3 | Black - Scholes pricing model | Annual risk free rate
Quantitative information about Level 3 fair value measurements
Put option					5.25
Level 3 | Black - Scholes pricing model | Dividend yield
Quantitative information about Level 3 fair value measurements
Put option					0
Level 3 | Black - Scholes pricing model | Volatility
Quantitative information about Level 3 fair value measurements
Put option					41.0